Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 74,464	$ 86,338
Other Long-Term Liabilities	(82,708)	(51,914)
Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0
Derivative liability, fair value, gross liability	100,500
Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		0
Other Non-Current Assets		0
Accrued Liabilities and Other (1)		0
Accrued Liabilities and Other (2)		(86)
Other Long-Term Liabilities		0
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	932
Other Non-Current Assets	0	1,916
Accrued Liabilities and Other (1)	4,593	3,417
Accrued Liabilities and Other (2)	(37,702)	(39,263)
Other Long-Term Liabilities	(82,708)	(51,914)
Derivative | Derivatives designated as a cash flow hedge | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	0
Accrued Liabilities and Other (1)	65	13
Accrued Liabilities and Other (2)	(3,132)	(836)
Other Long-Term Liabilities	(10,790)	(3,475)
Derivative | Derivatives not designated as a cash flow hedge | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	932
Other Non-Current Assets	0	1,916
Accrued Liabilities and Other (1)	3,572	2,948
Accrued Liabilities and Other (2)	(27,821)	(15,478)
Other Long-Term Liabilities	(34,367)	(29,452)
Derivative | Derivatives not designated as a cash flow hedge | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		0
Other Non-Current Assets		0
Accrued Liabilities and Other (1)		0
Accrued Liabilities and Other (2)		(202)
Other Long-Term Liabilities		0
Derivative | Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	0
Accrued Liabilities and Other (1)	956	456
Accrued Liabilities and Other (2)	(6,266)	(22,661)
Other Long-Term Liabilities	(37,551)	$ (18,987)
Derivative | Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0
Other Non-Current Assets	0
Accrued Liabilities and Other (1)	0
Accrued Liabilities and Other (2)	(483)
Other Long-Term Liabilities	0
Swap
Derivatives, Fair Value [Line Items]
Restricted Cash and Cash Equivalents	$ 8,900